Label	Element	Value
Virtus Westchester Event-Driven Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Virtus Westchester Credit Event Fund and Virtus Westchester Event-Driven Fund

(each a “Fund”, and together, the “Funds”),

each a series of Virtus Event Opportunities Trust

Supplement dated November 3, 2021 to the Summary Prospectus and the Statutory Prospectus,

each dated October 1, 2021

Important Notice to Investors

Virtus Westchester Event-Driven Fund

Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Westchester Event-Driven Fund
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Class A shares Return Before Taxes in the Average Annual Total Return table of the Fund’s summary prospectus and the summary section of the Fund’s statutory prospectus are replaced as follows:
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Investors should retain this supplement with the Prospectuses for future reference.
Virtus Westchester Event-Driven Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.45%
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 22, 2017